PIMCO Emerging Markets Bond Fund Expense Example - PIMCO Emerging Markets Bond Fund	Oct. 01, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,664
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	2,162
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	334
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	$ 2,458